Fresh Start Accounting - Condensed Consolidated Balance Sheet at Emergence (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 194,138		$ 343,332
Accounts receivable, net	200,419		147,863
Taxes receivable	16,063		30,767
Prepaid expenses and other current assets	45,026		80,322
Total current assets	455,646		602,284
Intangible assets	61,849
Property and equipment, at cost	1,555,975		4,777,697
Accumulated depreciation	(77,275)		(1,200,628)
Property and equipment, net	1,478,700		3,577,069
Other assets	77,247		84,584
Total assets	2,073,442		4,263,937
Current liabilities
Accounts payable	120,389		95,159
Accrued payroll and related costs	48,346		36,553
Taxes payable	28,735		36,819
Other current liabilities	41,136		49,820
Total current liabilities	248,394		218,351
Long-term debt	216,000
Deferred income taxes	13,195		9,292
Other liabilities	95,226		108,039
Liabilities subject to compromise			4,239,643
Total liabilities	572,815		4,575,325
Shareholders' equity
Common stock	1		2,511
Additional paid-in capital	1,393,255		814,796
Accumulated deficit	101,982		(1,070,683)
Accumulated other comprehensive income (loss)	5,389		(58,012)
Total shareholders' equity (deficit)	1,500,627	$ 1,018,768	(311,388)	$ 3,658,972	$ 4,654,574
Total liabilities and equity	2,073,442		4,263,937
Noble Finance Company [Member]
Current assets
Cash and cash equivalents	192,636	111,968	343,332
Accounts receivable, net	200,419	189,207	147,863
Taxes receivable	16,063	32,556	30,767
Prepaid expenses and other current assets	36,545	32,681	50,469
Total current assets	445,663	366,412	603,645
Intangible assets	61,849	113,389
Property and equipment, at cost	1,555,975	1,155,725	4,777,697
Accumulated depreciation	(77,275)	0	(1,200,628)
Property and equipment, net	1,478,700	1,155,725	3,577,069
Other assets	77,247	70,420	84,584
Total assets	2,063,459	1,705,946	4,265,298
Current liabilities
Accounts payable	116,030	81,949	83,649
Accrued payroll and related costs	48,346	35,615	36,516
Taxes payable	28,735	34,211	36,819
Other current liabilities	40,949	33,635	49,820
Total current liabilities	243,848	185,410	206,804
Long-term debt	216,000	393,500
Deferred income taxes	13,195	21,525	9,292
Other liabilities	94,998	86,743	108,039
Liabilities subject to compromise		0	4,154,555
Total liabilities	568,041	687,178	4,478,690
Shareholders' equity
Common stock	26,125	1	26,125
Additional paid-in capital	1,393,410	1,018,767	766,714
Accumulated deficit	70,494	0	(948,219)
Accumulated other comprehensive income (loss)	5,389	0	(58,012)
Total shareholders' equity (deficit)	1,495,418	1,016,150	(213,392)	$ 3,757,980	$ 4,653,468
Total liabilities and equity	$ 2,063,459	1,705,946	$ 4,265,298
Noble Finance Company [Member] | Predecessor
Current assets
Cash and cash equivalents		317,962
Accounts receivable, net		189,207
Taxes receivable		32,556
Prepaid expenses and other current assets		63,056
Total current assets		602,781
Intangible assets		0
Property and equipment, at cost		4,787,661
Accumulated depreciation		(1,221,033)
Property and equipment, net		3,566,628
Other assets		69,940
Total assets		4,239,349
Current liabilities
Accounts payable		89,215
Accrued payroll and related costs		35,615
Taxes payable		34,211
Other current liabilities		64,943
Total current liabilities		223,984
Long-term debt		0
Deferred income taxes		9,303
Other liabilities		108,489
Liabilities subject to compromise		4,143,812
Total liabilities		4,485,588
Shareholders' equity
Common stock		2,511
Additional paid-in capital		815,505
Accumulated deficit		(1,006,351)
Accumulated other comprehensive income (loss)		(57,904)
Total shareholders' equity (deficit)		(246,239)
Total liabilities and equity		4,239,349
Noble Finance Company [Member] | Reorganization Adjustments
Current assets
Cash and cash equivalents		(205,994)
Accounts receivable, net		0
Taxes receivable		0
Prepaid expenses and other current assets		(20,302)
Total current assets		(226,296)
Intangible assets		0
Property and equipment, at cost		0
Accumulated depreciation		0
Property and equipment, net		0
Other assets		10,983
Total assets		(215,313)
Current liabilities
Accounts payable		(7,266)
Accrued payroll and related costs		0
Taxes payable		0
Other current liabilities		21,305
Total current liabilities		14,039
Long-term debt		352,054
Deferred income taxes		(17,328)
Other liabilities		4,659
Liabilities subject to compromise		(4,143,812)
Total liabilities		(3,790,388)
Shareholders' equity
Common stock		(2,511)
Additional paid-in capital		(815,505)
Accumulated deficit		3,374,323
Accumulated other comprehensive income (loss)		0
Total shareholders' equity (deficit)		3,575,075
Total liabilities and equity		(215,313)
Noble Finance Company [Member] | Fresh Start Adjustments
Current assets
Accounts receivable, net		0
Taxes receivable		0
Prepaid expenses and other current assets		(10,073)
Total current assets		(10,073)
Intangible assets		113,389
Property and equipment, at cost		(3,631,936)
Accumulated depreciation		1,221,033
Property and equipment, net		(2,410,903)
Other assets		(10,503)
Total assets		(2,318,090)
Current liabilities
Accounts payable		0
Accrued payroll and related costs		0
Taxes payable		0
Other current liabilities		(52,613)
Total current liabilities		(52,613)
Long-term debt		41,446
Deferred income taxes		29,550
Other liabilities		(26,405)
Liabilities subject to compromise		0
Total liabilities		(8,022)
Shareholders' equity
Common stock		2,500
Additional paid-in capital		815,500
Accumulated deficit		(2,367,972)
Accumulated other comprehensive income (loss)		57,904
Total shareholders' equity (deficit)		(2,310,068)
Total liabilities and equity		$ (2,318,090)